Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment and communications	Construction in process	Supplies and spare parts	Total
At 12.31.24
Cost	107,069	970,064	2,457,630	1,101,610	390,749	1,186,030	45,062	6,258,214
Accumulated depreciation	(32,768)	(410,962)	(1,135,381)	(525,679)	(203,523)	-	-	(2,308,313)
Net amount	74,301	559,102	1,322,249	575,931	187,226	1,186,030	45,062	3,949,901

Additions	3,496	7,744	28,405	24,774	12,806	317,667	-	394,892
Disposals	(3)	(3,093)	(1,289)	(2,881)	(325)	-	-	(7,591)
Transfers	3,048	50,337	201,074	58,667	(7,793)	(304,235)	(1,098)	-
Depreciation for the year	(1,927)	(37,140)	(86,450)	(44,851)	(32,905)	-	-	(203,273)
Net amount 12.31.25	78,915	576,950	1,463,989	611,640	159,009	1,199,462	43,964	4,133,929

At 12.31.25
Cost	113,419	1,022,330	2,676,783	1,180,534	391,164	1,199,462	43,964	6,627,656
Accumulated depreciation	(34,504)	(445,380)	(1,212,794)	(568,894)	(232,155)	-	-	(2,493,727)
Net amount	78,915	576,950	1,463,989	611,640	159,009	1,199,462	43,964	4,133,929

•     During the year ended December 31, 2025, the Company capitalized as direct own costs $ 39,461.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment and communications	Construction in process	Supplies and spare parts	Total
At 12.31.23
Cost	105,036	945,941	2,375,215	1,053,652	335,593	932,090	17,220	5,764,747
Accumulated depreciation	(30,027)	(378,157)	(1,054,475)	(479,957)	(175,453)	-	-	(2,118,069)
Net amount	75,009	567,784	1,320,740	573,695	160,140	932,090	17,220	3,646,678

Additions	1,457	209	4,834	16,637	33,344	455,523	-	512,004
Disposals	-	(2,974)	(2,038)	(360)	(87)	-	-	(5,459)
Transfers	575	31,952	86,671	31,810	22,733	(201,583)	27,842	-
Depreciation for the year	(2,740)	(37,869)	(87,958)	(45,851)	(28,904)	-	-	(203,322)
Net amount 12.31.24	74,301	559,102	1,322,249	575,931	187,226	1,186,030	45,062	3,949,901

At 12.31.24
Cost	107,069	970,064	2,457,630	1,101,610	390,749	1,186,030	45,062	6,258,214
Accumulated depreciation	(32,768)	(410,962)	(1,135,381)	(525,679)	(203,523)	-	-	(2,308,313)
Net amount	74,301	559,102	1,322,249	575,931	187,226	1,186,030	45,062	3,949,901